Warrants - Schedule of Public Warrant Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Public Warrant Activity [Line Items]
Number of warrants, Beginning balance	12,524,392	12,524,392	12,526,392
Weighted average exercise price, Beginning balance	$ 11.5	$ 11.5	$ 11.5
Number of Warrants, Exercised			(2,000)
Weighted Average Exercise Price, Exercised	$ 11.5	$ 11.5	$ 11.5
Number of warrants, Ending balance	12,524,392	12,524,392	12,524,392
Weighted average exercise price, Ending balance	$ 11.5	$ 11.5	$ 11.5